ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2021
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
	September 30, 2021 $	December 31, 2020 $

Accounts receivable	354,010	363,653